Provisions (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Provisions Reconciliation

	Conduct remediation
	PPI £m	Wealth and Investment £m	Other products £m	Regulatory- related £m	Vacant property £m	Other £m	Total £m
At 1 January 2017	457	22	14	96	47	64	700
Additional provisions	109	–	35	93	4	144	385
Utilisation	(210)	(29)	(5)	(132)	(12)	(149)	(537)
Transfers	–	10	–	–	–	–	10
At 31 December 2017	356	3	44	57	39	59	558
To be settled:
– Within 12 months	167	3	35	57	23	59	344
– In more than 12 months	189	–	9	–	16	–	214
	356	3	44	57	39	59	558

At 1 January 2016	465	146	26	93	68	72	870
Additional provisions	144	–	2	141	(6)	116	397
Utilisation	(152)	(124)	(14)	(138)	(15)	(124)	(567)
At 31 December 2016	457	22	14	96	47	64	700
To be settled:
– Within 12 months	294	22	4	96	25	59	500
– In more than 12 months	163	–	10	–	22	5	200
	457	22	14	96	47	64	700

Summary of Key Drivers of PPI Provision Balance and Forecast Assumptions Used in Calculating Provision

The table below sets out the key drivers of the provision balance and forecast assumptions used in calculating the provision, as well as the sensitivity of the provision to changes in the assumptions. It reflects a blended view across all our retail products and portfolios and includes redress for Plevin-related claims.

	Cumulative to 31 December 2017	Future expected (unaudited)	Sensitivity analysis Increase/decrease in provision
Inbound complaints(1) (‘000)	1,623	660	25 = £9m
Outbound contact (‘000)	487	127	25 = £5m
Response rate to outbound contact	54%	100%	1% = £0.3m
Average uphold rate per claim(2)	47%	68%	1% = £2.6m
Average redress per claim(3)	£1,378	£564	£100 = £50m

(1)	Includes all claims received regardless of whether we expect to make a payment; i.e. regardless of the likelihood of the Santander UK group incurring a liability. Excludes claims where the complainant has not held a PPI policy.
(2)	Claims include inbound and responses to outbound contact.
(3)	The average redress per claim reduced from the cumulative average value at 31 December 2017 of £1,378m to a future average value of £564 due to the inclusion of Plevin cases in the provision, as well as a shift in the complaint mix to a greater proportion of storecards, which typically held lower average balances.